UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07177

Name of Fund: BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 01/31/2013

Date of reporting period: 04/30/2012

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2012 (Unaudited)	BlackRock Mid Cap Value Opportunities Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.1%
Alliant Techsystems, Inc.	61,400	$3,272,620
Curtiss-Wright Corp.	56,500	1,993,885
Spirit AeroSystems Holdings, Inc., Class A (a)	161,000	4,025,000
		9,291,505
Airlines — 0.8%
Delta Air Lines, Inc. (a)	347,000	3,803,120
Auto Components — 1.0%
Lear Corp.	49,000	2,033,500
TRW Automotive Holdings Corp. (a)	52,000	2,376,920
		4,410,420
Automobiles — 0.4%
Thor Industries, Inc.	48,000	1,623,840
Biotechnology — 1.2%
United Therapeutics Corp. (a)	120,400	5,267,500
Building Products — 0.1%
Masco Corp.	35,200	463,936
Capital Markets — 0.5%
Jefferies Group, Inc.	141,600	2,255,688
Chemicals — 2.5%
Cytec Industries, Inc.	76,000	4,831,320
FMC Corp.	14,500	1,601,525
Huntsman Corp.	92,800	1,314,048
Rockwood Holdings, Inc. (a)	60,600	3,353,604
		11,100,497
Commercial Banks — 6.2%
Associated Banc-Corp.	220,900	2,944,597
BancorpSouth, Inc.	170,000	2,289,900
Cullen/Frost Bankers, Inc.	38,800	2,287,648
East-West Bancorp, Inc.	197,800	4,503,906
FirstMerit Corp.	133,100	2,236,080
Hancock Holding Co.	128,800	4,144,784
Synovus Financial Corp.	1,367,900	2,872,590
Valley National Bancorp	237,700	2,995,020
Webster Financial Corp.	153,800	3,495,874
		27,770,399
Communications Equipment — 1.3%
JDS Uniphase Corp. (a)	273,900	3,327,885
Polycom, Inc. (a)	194,500	2,581,015
		5,908,900
Computers & Peripherals — 1.8%
NCR Corp. (a)	223,900	5,261,650
QLogic Corp. (a)(b)	154,200	2,659,950
		7,921,600
Construction & Engineering — 1.3%
Jacobs Engineering Group, Inc. (a)	50,800	2,226,564
KBR, Inc.	108,500	3,673,810
		5,900,374

Common Stocks	Shares	Value
Construction Materials — 0.4%
Martin Marietta Materials, Inc.	21,200	$1,757,056
Consumer Finance — 0.5%
Discover Financial Services, Inc.	65,300	2,213,670
Containers & Packaging — 1.8%
Owens-Illinois, Inc. (a)	164,700	3,829,275
Packaging Corp. of America	98,700	2,881,053
Sonoco Products Co.	47,300	1,567,049
		8,277,377
Diversified Consumer Services — 0.4%
Regis Corp.	105,900	1,943,265
Diversified Financial Services — 0.5%
The NASDAQ OMX Group, Inc.	86,500	2,125,305
Electric Utilities — 1.8%
Hawaiian Electric Industries, Inc.	112,300	2,980,442
NV Energy, Inc.	306,000	5,094,900
		8,075,342
Electrical Equipment — 0.5%
Ametek, Inc.	45,300	2,279,949
Electronic Equipment, Instruments & Components — 2.6%
Arrow Electronics, Inc. (a)	86,800	3,649,940
Avnet, Inc. (a)(b)	112,200	4,048,176
Ingram Micro, Inc., Class A (a)	200,900	3,909,514
		11,607,630
Energy Equipment & Services — 1.4%
Dresser-Rand Group, Inc. (a)	42,000	2,044,560
Patterson-UTI Energy, Inc.	145,300	2,349,501
Superior Energy Services, Inc. (a)	72,400	1,949,008
		6,343,069
Food Products — 1.7%
Corn Products International, Inc.	39,700	2,265,282
The J.M. Smucker Co.	23,800	1,895,194
Smithfield Foods, Inc. (a)	96,500	2,022,640
Tyson Foods, Inc., Class A	89,500	1,633,375
		7,816,491
Gas Utilities — 0.9%
UGI Corp.	138,800	4,050,184
Health Care Equipment & Supplies — 2.3%
Alere, Inc. (a)(b)	151,900	3,628,891
CareFusion Corp. (a)	255,000	6,607,050
		10,235,941
Health Care Providers & Services — 7.6%
Brookdale Senior Living, Inc. (a)	411,500	7,822,615
Coventry Health Care, Inc.	201,500	6,042,985
Health Net, Inc. (a)	127,000	4,522,470
Omnicare, Inc.	224,600	7,825,064
Tenet Healthcare Corp. (a)	1,164,700	6,044,793

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND	APRIL 30, 2012	1

Schedule of Investments (continued)	BlackRock Mid Cap Value Opportunities Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care Providers & Services (concluded)
Universal Health Services, Inc., Class B	41,400	$1,768,194
		34,026,121
Hotels, Restaurants & Leisure — 1.2%
Darden Restaurants, Inc.	43,500	2,178,480
Wyndham Worldwide Corp.	65,700	3,307,338
		5,485,818
Household Durables — 2.7%
Jarden Corp.	66,500	2,788,345
Lennar Corp., Class A	131,200	3,639,488
Newell Rubbermaid, Inc.	160,800	2,926,560
NVR, Inc. (a)	3,600	2,822,184
		12,176,577
Household Products — 1.0%
The Clorox Co.	19,200	1,345,920
Energizer Holdings, Inc. (a)	42,700	3,045,791
		4,391,711
Insurance — 6.2%
American Financial Group, Inc.	58,500	2,276,820
Arthur J. Gallagher & Co.	78,100	2,933,436
Everest Re Group Ltd.	67,000	6,639,700
Fidelity National Financial, Inc., Class A	238,600	4,597,822
Kemper Corp.	78,000	2,339,220
Mercury General Corp.	54,000	2,440,260
Reinsurance Group of America, Inc.	39,300	2,284,902
W.R. Berkley Corp.	119,900	4,515,434
		28,027,594
Internet Software & Services — 0.4%
Monster Worldwide, Inc. (a)(b)	201,100	1,735,493
IT Services — 1.5%
Acxiom Corp. (a)	199,700	2,741,881
Amdocs Ltd. (a)	75,700	2,422,400
Convergys Corp. (a)	127,300	1,702,001
		6,866,282
Leisure Equipment & Products — 1.0%
Mattel, Inc.	129,100	4,337,760
Machinery — 6.9%
AGCO Corp. (a)	77,600	3,613,832
Dover Corp.	66,600	4,173,156
Harsco Corp.	64,200	1,431,660
IDEX Corp.	67,300	2,914,763
Kennametal, Inc.	45,400	1,917,242
Navistar International Corp. (a)	59,600	2,023,420
Parker Hannifin Corp.	44,500	3,902,205
SPX Corp.	44,100	3,385,998
Terex Corp. (a)	94,000	2,128,160
Timken Co.	100,500	5,679,255
		31,169,691

Common Stocks	Shares	Value
Metals & Mining — 1.3%
Carpenter Technology Corp.	54,700	$3,044,602
Cliffs Natural Resources, Inc.	42,000	2,614,920
		5,659,522
Multi-Utilities — 3.0%
Alliant Energy Corp.	93,822	4,244,507
MDU Resources Group, Inc.	189,100	4,337,954
OGE Energy Corp.	49,900	2,692,604
Wisconsin Energy Corp.	65,600	2,416,704
		13,691,769
Multiline Retail — 0.5%
Dollar Tree, Inc. (a)	20,600	2,094,196
Oil, Gas & Consumable Fuels — 7.1%
Arch Coal, Inc.	168,600	1,645,536
Bill Barrett Corp. (a)(b)	75,400	1,808,092
Cabot Oil & Gas Corp.	80,200	2,818,228
Energen Corp.	44,900	2,351,862
HollyFrontier Corp.	107,654	3,317,897
Oasis Petroleum, Inc. (a)	154,200	5,099,394
SM Energy Co.	107,000	7,073,770
Ultra Petroleum Corp. (a)(b)	154,700	3,056,872
Whiting Petroleum Corp. (a)	85,400	4,884,880
		32,056,531
Paper & Forest Products — 0.6%
MeadWestvaco Corp.	80,900	2,574,238
Pharmaceuticals — 1.3%
Hospira, Inc. (a)(b)	160,300	5,629,736
Professional Services — 0.4%
Manpower, Inc.	46,800	1,993,680
Real Estate Investment Trusts (REITs) — 4.0%
BioMed Realty Trust, Inc.	125,800	2,493,356
CommonWealth REIT	108,375	2,032,031
Corporate Office Properties Trust (b)	165,900	3,906,945
Dupont Fabros Technology, Inc. (b)	254,000	6,896,100
Omega Healthcare Investors, Inc.	122,100	2,614,161
		17,942,593
Real Estate Management & Development — 2.9%
CBRE Group, Inc. (a)	303,200	5,703,192
Forest City Enterprises, Inc., Class A (a)	470,900	7,510,855
		13,214,047
Road & Rail — 0.7%
Con-way, Inc.	101,700	3,305,250
Semiconductors & Semiconductor Equipment — 2.8%
Atmel Corp. (a)	451,500	4,004,805
Cree, Inc. (a)(b)	25,000	772,500
Fairchild Semiconductor International, Inc. (a)	220,200	3,120,234
ON Semiconductor Corp. (a)	348,300	2,876,958

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND	APRIL 30, 2012	2

Schedule of Investments (continued)	BlackRock Mid Cap Value Opportunities Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (concluded)
RF Micro Devices, Inc. (a)(b)	373,900	$1,618,987
		12,393,484
Software — 3.1%
CA, Inc.	80,600	2,129,452
Compuware Corp. (a)	448,300	3,909,176
Electronic Arts, Inc. (a)	181,400	2,789,932
Synopsys, Inc. (a)	88,700	2,661,887
Take-Two Interactive Software, Inc. (a)	158,800	2,239,080
		13,729,527
Specialty Retail — 3.3%
American Eagle Outfitters, Inc.	128,363	2,311,817
Ascena Retail Group, Inc. (a)	39,400	806,912
Chico’s FAS, Inc.	145,300	2,231,808
Dick’s Sporting Goods, Inc.	47,700	2,413,620
Foot Locker, Inc.	62,757	1,919,737
Guess?, Inc.	74,300	2,175,504
Limited Brands, Inc.	63,700	3,165,890
		15,025,288
Textiles, Apparel & Luxury Goods — 1.7%
Hanesbrands, Inc. (a)	139,400	3,933,868
PVH Corp.	41,400	3,676,320
		7,610,188
Thrifts & Mortgage Finance — 2.2%
First Niagara Financial Group, Inc.	349,200	3,121,848
New York Community Bancorp, Inc.	302,000	4,073,980
Washington Federal, Inc.	153,900	2,699,406
		9,895,234
Total Long-Term Investments (Cost – $361,211,419) – 97.4%		437,475,388

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (c)(d)	14,690,272	14,690,272

Short-Term Securities	Beneficial Interest (000)	Value
BlackRock Liquidity Series LLC, Money Market Series, 0.26% (c)(d)(e)	$31,697	$31,696,654
Total Short-Term Securities (Cost – $46,386,926) – 10.3%		46,386,926
Total Investments (Cost - $407,598,345*) – 107.7%		483,862,314
Liabilities in Excess of Other Assets – (7.7)%		(34,681,547)
Net Assets – 100.0%		$449,180,767

*	As of April 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$411,753,077
Gross unrealized appreciation	$90,425,228
Gross unrealized depreciation	(18,315,991)
Net unrealized appreciation	$72,109,237

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at January 31, 2012	Net Activity	Shares/ Beneficial Interest Held at April 30, 2012	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	—	14,690,272	14,690,272	$2,029
BlackRock Liquidity Series, LLC Money Market Series	$47,654,480	$(15,957,826)	$31,696,654	$14,922

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

*

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND	APRIL 30, 2012	3

Schedule of Investments (concluded)	BlackRock Mid Cap Value Opportunities Fund

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of April 30, 2012 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$437,475,388	—	—	$437,475,388
Short-Term Securities	14,690,272	$31,696,654	—	46,386,926
Total	$452,165,660	$31,696,654	$—	$483,862,314

[1]	See above Schedule of Investments for values in each industry.

Certain of the Fund’s liabilities are held at carrying amount which approximates fair value. Collateral on securities loaned at value in the amount of $31,696,654 would be categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended April 30, 2012.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND	APRIL 30, 2012	4

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.

Date: June 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.

Date: June 22, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.

Date: June 22, 2012